Accrued Expenses and Other Liabilities - Additional Information (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure Of Accrued Expenses And Other Liabilities [Abstract]
Accrual for fees to rights holders	€ 12